Note 28 - Financial Instruments and Risks - Terms and Debt Repayment Schedule (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Carrying amount		R$ 37,145.6	R$ 28,652.4
Contractual cash flows		39,472.9	30,861.3
Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		30,359.1	22,454.9
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		4,699.4	4,381.6
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		763.2	867.3
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		1,061.4	774.3
Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		2,589.8	2,383.2
Trade and other payables [member]
Statement Line Items [Line Items]
Carrying amount	[1]	32,353.3	25,589.6
Contractual cash flows	[1]	33,694.3	26,899.1
Trade and other payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	27,340.5	21,592.0
Trade and other payables [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	4,015.3	3,332.9
Trade and other payables [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	272.2	286.0
Trade and other payables [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	424.5	221.7
Trade and other payables [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows	[1]	1,641.8	1,466.5
Secured bank loans [member]
Statement Line Items [Line Items]
Carrying amount		2,179.2	461.2
Contractual cash flows		2,360.2	577.8
Secured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		2,038.4	197.6
Secured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		82.6	70.3
Secured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		61.7	70.9
Secured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		51.6	87.9
Secured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		125.9	151.1
Unsecured bank loans [member]
Statement Line Items [Line Items]
Carrying amount		247.8	212.7
Contractual cash flows		271.3	214.5
Unsecured bank loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		270.2	21.1
Unsecured bank loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		1.1	190.6
Unsecured bank loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows			2.8
Unsecured bank loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows
Unsecured bank loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Carrying amount		108.6	106.6
Contractual cash flows		124.4	141.8
Debentures and unsecured bond issues [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		124.4	15.9
Debentures and unsecured bond issues [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows			122.5
Debentures and unsecured bond issues [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows
Debentures and unsecured bond issues [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows			3.4
Debentures and unsecured bond issues [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows
Other unsecured loans [member]
Statement Line Items [Line Items]
Carrying amount		135.6	134.4
Contractual cash flows		307.7	261.5
Other unsecured loans [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		52.9	56.1
Other unsecured loans [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		42.1	49.1
Other unsecured loans [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		31.2	41.3
Other unsecured loans [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		19.1	13.7
Other unsecured loans [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		162.4	101.3
Lease liabilities [member]
Statement Line Items [Line Items]
Carrying amount		2,121.1	2,147.9
Contractual cash flows		2,715.0	2,766.6
Lease liabilities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual cash flows		532.7	572.2
Lease liabilities [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual cash flows		558.3	616.2
Lease liabilities [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Contractual cash flows		398.1	466.3
Lease liabilities [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		566.2	447.6
Lease liabilities [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual cash flows		R$ 659.7	R$ 664.3

[1]	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to our participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.